Advances to suppliers (Details) - USD ($)	12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018
Supplies [Roll Forward]
Beginning balance	$ 5,868,486	$ 4,112,915
Increased during the year	30,753,022	32,093,609
Less: utilized during the year	(22,366,650)	(30,209,196)
Exchange rate difference	(220,479)	(128,842)
Ending balance	$ 14,034,379	$ 5,868,486